Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	5,000,000	5,000,000
Ordinary shares, shares issued	10,149,386	698,123	601,830
Ordinary shares ,shares outstanding	10,149,386	698,123	601,830